Reserves - Summary of Other Components of Equity (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Disclosure of other components of equity [line items]
Other components of equity	¥ (11,719)	$ (1,693)	¥ (36,403)
Foreign currency translation reserve [member]
Disclosure of other components of equity [line items]
Other components of equity	(19,801)	(2,860)	(15,056)
Performance shares reserves [member]
Disclosure of other components of equity [line items]
Other components of equity	49,071	7,088	25,461
Premium paid for acquisition of non-controlling interests [member]
Disclosure of other components of equity [line items]
Other components of equity	(24,786)	(3,580)	(26,466)
Fair value reserve of financial assets at FVOCI [member]
Disclosure of other components of equity [line items]
Other components of equity	¥ (16,203)	$ (2,341)	¥ (20,342)